Trade Payables	6 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
TRADE PAYABLES

10. TRADE PAYABLES

	December 31, 2025	June 30, 2025
	RM	RM
Current
Trade payables
- Third parties	4,050	9,220,900
- Related parties	-	-
	4,050	9,220,900

(a)	Trade payables are classified as financial liabilities measured at amortised cost.

(b)	Trade payables are non-interest bearing and the normal trade credit terms granted to the Group based on cash on delivery and credit term of 30 days (June 30, 2025: 30 to 210 days).